Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net revenues	$ 6,973	$ 6,897	$ 7,404
Automotive and Discrete Group (ADG) [Member]
Segment Reporting Information [Line Items]
Net revenues	2,813	2,731	2,897
Analog and MEMS Group (AMG) [Member]
Segment Reporting Information [Line Items]
Net revenues	1,584	1,671	1,877
Microcontrollers and Digital ICs Group (MDG) [Member]
Segment Reporting Information [Line Items]
Net revenues	2,285	2,292	2,377
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 291	$ 203	$ 253